CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash used in operating activities	¥ (142,991)	$ (20,732)	¥ (226,342)	¥ (1,313,115)
Cash provided by/(used in) investing activities	(51,828)	(7,514)	703,826	1,159,063
Cash (used in)/provided by financing activities	(486)	(70)	(344,562)	(209,546)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,406)	(349)	(1,428)	5,187
Net (decrease)/increase in cash, cash equivalents and restricted cash	(197,711)	(28,665)	131,494	(358,411)
Cash, cash equivalents and restricted cash at the beginning of year	395,598	57,356	264,104	622,515
Cash, cash equivalents and restricted cash at the beginning of year	349,077		213,538
Cash, cash equivalents and restricted cash at the end of year	197,887	28,691	395,598	264,104
Cash, cash equivalents and restricted cash at the end of year	153,835	22,304	349,077	213,538
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(35)	(5)	(28)	(45)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash used in operating activities	(2,205)	(321)	(2,341)	(4,779)
Cash provided by/(used in) investing activities	(989)	(143)	6,020	5,292
Cash (used in)/provided by financing activities	46	7	373	(250)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(272)	(39)	62	(1)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(3,420)	(496)	4,114	262
Cash, cash equivalents and restricted cash at the beginning of year	4,712	683	598	336
Cash, cash equivalents and restricted cash at the beginning of year	4,712
Cash, cash equivalents and restricted cash at the end of year	1,292	187	4,712	598
Cash, cash equivalents and restricted cash at the end of year	1,292	187	4,712
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (35)	$ (5)	¥ (28)	¥ (45)